TANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
TANGIBLE ASSETS

NOTE 15 – TANGIBLE ASSETS

The movement of the carrying value amounts of tangible assets for the years ended on December 31, 2023, 2022 and 2021 is as follows:

								Given in
				Right-of-use		Investment		operating		Biological
		For own use (1)		assets		properties (2)		leases		assets		Total
Cost
Balance as of January 1, 2021	Ps.	9,718,210	Ps.	2,721,904	Ps.	808,556	Ps.	16,105	Ps.	122,675	Ps.	13,387,450
Increase / (decrease) due to changes in the lease variables		—		45,650		—		—		—		45,650
Purchases or capitalized expenses (3)		368,570		173,793		77,157		34,306		27,213		681,039
Withdrawals / Sales		(224,241)		(175,139)		(93,845)		—		(23,448)		(516,673)
Changes in fair value		—		—		22,775		—		28,546		51,321
Revaluation of investment properties		—		—		7,991		—		—		7,991
Transfers to/from non-current assets held for sale		(1,861)		—		22,847		—		—		20,986
Reclassification BAC (4)(5)		503,724		44,454		—		—		—		548,178
Discontinued operations (4)		(16,779)		—		—		—		—		(16,779)
Effect of movements in exchange rates		74,598		17,978		2,964		—		—		95,540
Reclassifications		(36,864)		11,162		4,490		(2,208)		—		(23,420)

								Given in
				Right-of-use		Investment		operating		Biological
		For own use (1)		assets		properties (2)		leases		assets		Total
Balance as of December 31, 2021	Ps.	10,385,357	Ps.	2,839,802	Ps.	852,935	Ps.	48,203	Ps.	154,986	Ps.	14,281,283
Increase / (decrease) due to changes in the lease variables		—		89,087		—		—		—		89,087
Purchases or capitalized expenses (3)		477,795		205,587		70,081		58,884		28,368		840,715
Withdrawals / Sales (6)		(413,817)		(152,284)		(127,753)		—		(27,583)		(721,437)
Changes in fair value		—		—		55,930		—		56,859		112,789
Revaluation of investment properties		—		—		797		—		—		797
Transfers to/from non-current assets held for sale		(9,174)		—		31,184		—		—		22,010
Loss of control in subsidiary (4)		(3,071,270)		(928,279)		—		—		—		(3,999,549)
Discontinued operations (4)		(26,314)		—		—		—		—		(26,314)
Effect of movements in exchange rates		118,393		38,353		2,282		—		—		159,028
Reclassifications		(4,467)		3,573		(4,493)		(6,287)		—		(11,674)
Balance as of December 31, 2022	Ps.	7,456,503	Ps.	2,095,839	Ps.	880,963	Ps.	100,800	Ps.	212,630	Ps.	10,746,735
Increase / (decrease) due to changes in the lease variables		—		636,227		—		—		—		636,227
Purchases or capitalized expenses (3)		561,009		236,652		56,307		30,587		26,118		910,673
Withdrawals / Sales (6)		(544,864)		(174,060)		(200,670)		(16)		(26,677)		(946,287)
Changes in fair value		—		—		84,958		—		18,601		103,559
Revaluation of investment properties		—		—		557		—		—		557
Transfers to/from non-current assets held for sale		(189,295)		—		95,593		—		—		(93,702)
Loss of control in subsidiary		(565)		—		—		—		—		(565)
Effect of movements in exchange rates		(151,520)		(39,001)		(7,079)		—		—		(197,600)
Reclassifications		(17,712)		(504,889)		(4,160)		(2,290)		—		(529,051)
Balance as of December 31, 2023	Ps.	7,113,556	Ps.	2,250,768	Ps.	906,469	Ps.	129,081	Ps.	230,672	Ps.	10,630,546

								Given in
				Right-of-use		Investment		operating		Biological
Accumulated Depreciation:		For own use (1)		assets		properties (2)		leases		assets		Total
Balance January 1, 2021	Ps.	(3,715,017)	Ps.	(686,385)	Ps.	—	Ps.	(7,110)	Ps.	—		(4,408,512)
Depreciation of the year charged against profit or loss		(321,527)		(225,195)		—		(5,077)		—		(551,799)
Withdrawals / Sales		117,844		107,225		—		—		—		225,069
Transfers to/from non-current assets held for sale		733		—		—		—		—		733
Reclassification BAC (4)(5)		(91,640)		(4,635)		—		—		—		(96,275)
Discontinued operations (4)		(203,847)		(116,023)		—		—		—		(319,870)
Effect of movements in exchange rates		(10,488)		(1,120)		—		—		—		(11,608)
Reclassification		(1,667)		(13,273)		—		2,208		—		(12,732)
Balance December 31, 2021	Ps.	(4,225,609)	Ps.	(939,406)	Ps.	—	Ps.	(9,979)	Ps.	—		(5,174,994)
Depreciation of the year charged against profit or loss		(308,642)		(236,587)		—		(14,646)		—		(559,875)
Withdrawals / Sales (6)		183,180		84,643		—		—		—		267,823
Transfers to/from non-current assets held for sale		3,638		—		—		—		—		3,638
Loss of control in subsidiary (4)		1,679,433		370,917		—		—		—		2,050,350
Discontinued operations (4)		(29,380)		(29,625)		—		—		—		(59,005)
Effect of movements in exchange rates		(18,418)		(10,274)		—		—		—		(28,692)
Reclassification		(5,091)		(5,913)		—		6,212		—		(4,792)
Balance December 31, 2022	Ps.	(2,720,889)	Ps.	(766,245)	Ps.	—	Ps.	(18,413)	Ps.	—		(3,505,547)
Depreciation of the year charged against profit or loss		(289,999)		(248,488)		—		(18,575)		—		(557,062)
Withdrawals / Sales (6)		246,794		90,904		—		16		—		337,714
Transfers to/from non-current assets held for sale		57,298		—		—		—		—		57,298
Loss of control in subsidiary		476		—		—		—		—		476
Effect of movements in exchange rates		29,602		11,611		—		—		—		41,213
Reclassification		(3,694)		(1,593)		—		2,290		—		(2,997)
Balance December 31, 2023	Ps.	(2,680,412)	Ps.	(913,811)	Ps.	—	Ps.	(34,682)	Ps.	—	Ps.	(3,628,905)

								Given in
				Right-of-use		Investment		operating		Biological
Impairment losses:		For own use (1)		assets		properties (2)		leases		assets		Total
Balance as of January 1, 2021	Ps.	(4,902)	Ps.	—	Ps.	—	Ps.	(84)	Ps.	—	Ps.	(4,986)
Year impairment charge		(674)		—		—		(72)		—		(746)
Transfers to/from non-current assets held for sale		54		—		—		—		—		54
Reclassification		(58)		—		—		—		—		(58)
Balance as of December 31, 2021	Ps.	(5,580)	Ps.	—	Ps.	—	Ps.	(156)	Ps.	—	Ps.	(5,736)
Year impairment charge		(997)		—		—		(219)		—		(1,216)
Withdrawals		1,205		—		—		—		—		1,205
Balance as of December 31, 2022	Ps.	(5,372)	Ps.	—	Ps.	—	Ps.	(375)	Ps.	—	Ps.	(5,747)
Year impairment charge		31		—		—		(35)		—		(4)
Balance as of December 31, 2023	Ps.	(5,341)	Ps.	—	Ps.	—	Ps.	(410)	Ps.	—	Ps.	(5,751)

								Given in
				Right-of-use		Investment		operating		Biological
Tangible assets, net:		For own use (1)		assets		properties (2)		leases		assets		Total
Balance as of December 31, 2021	Ps.	6,154,168	Ps.	1,900,396	Ps.	852,935	Ps.	38,068	Ps.	154,986	Ps.	9,100,553
Balance as of December 31, 2022	Ps.	4,730,242	Ps.	1,329,594	Ps.	880,963	Ps.	82,012	Ps.	212,630	Ps.	7,235,441
Balance as of December 31, 2023	Ps.	4,427,803	Ps.	1,336,957	Ps.	906,469	Ps.	93,989	Ps.	230,672	Ps.	6,995,890

(1)	Only assets for own use different than assets given in operating lease are included. See note 15.4.
(2)	Cost is included at fair value. The total of purchases of investment properties, includes assets received in total or partial settlement of the payment obligations of debtors, at December 31, 2023 Ps.56,144; Ps. 64,429 at December 31, 2022 and Ps. 75,788 at December 31, 2021. Includes at December 31, 2022 Ps. 5,652 by the recognition a new investment property in Corficolombiana and Ps. 493 at December 31, 2021 in Banco de Occidente.
(3)	The amount of purchases for own use assets include: (i) Capitalized expenses at December 31, 2023 for Ps. 802, at December 31, 2022 for Ps. 2,113 and at December 31, 2021 for Ps. 6,152; (ii) Dismantling cost at December 31, 2023 for Ps. 1,723, at December 31, 2022 for Ps. 666, and at December 2021 for Ps. 1,189; and (iii) at December 31, 2022 an amount transferred from concessions arrangements as a result of the change in the conditions of the contracts by the grantor for Ps. 14,532.
(4)	For 2021 and 2022, see note 1.1. "Discontinued operations of BAC Holding" for Ps. (1,899,743), allocated as follows: Property, plant and equipment for Ps. (1,361,821) and assets for rights of use for Ps. (537,922).
(5)	Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.
(6)	Withdrawals or sales includes the de-recognition of the assets transferred to NEXUS Real Estate Capital Funds. For December 31, 2023 for own use assets the net values of the most significant disposals are: Banco de Bogotá by Ps. (25,400), Banco Popular by Ps. (114,771) and Banco Av Villas by Ps. (33,053); and for investments properties the net values of withdrawals correspond to: at December 31, 2023 Banco de Bogotá Ps. (41,412), Banco Popular Ps. (21,459) and Banco de Occidente Ps. (6,704). For December 31, 2022 for own use assets are: Banco de Bogotá by Ps. (68,530), Banco Av Villas by Ps. (36,319) and Banco Popular by Ps. (11,303) and for investments properties the net values of withdrawals correspond to: Banco de Bogotá Ps. (10,500), Banco Av. Villas Ps. (11,510) and Banco Popular Ps. (6,398).

15.1.         Tangible assets for own use

The following tables shows the balance as of December 31, 2023 and 2022, by type of asset:

			Accumulated		Impairment		Carrying
December 31, 2023	Cost		depreciation		loss		amount
Land	Ps.	766,013	Ps.	—	Ps.	(1,865)	Ps.	764,148
Buildings		1,703,700		(411,582)		(3,151)		1,288,967
Office equipment and accessories		628,991		(480,429)		(49)		148,513
Information technology equipment		1,465,341		(1,021,448)		(58)		443,835
Vehicles		100,840		(80,863)		—		19,977
Equipment and machinery		1,786,790		(526,930)		(218)		1,259,642
Warehouses		17,769		(6,700)		—		11,069
Improvements in leaseholds properties		202,886		(113,614)		—		89,272
Construction in progress		149,480		—		—		149,480
Bearer plants		291,746		(38,846)		—		252,900
Balance as of December 31, 2023	Ps.	7,113,556	Ps.	(2,680,412)	Ps.	(5,341)	Ps.	4,427,803

			Accumulated		Impairment		Carrying
December 31, 2022	Cost		depreciation		loss		amount
Land	Ps.	884,828	Ps.	—	Ps.	(1,786)	Ps.	883,042
Buildings		2,035,987		(468,445)		(3,142)		1,564,400
Office equipment and accessories		632,318		(477,584)		(29)		154,705
Information technology equipment		1,425,844		(1,033,280)		(198)		392,366
Vehicles		99,156		(80,156)		—		19,000
Equipment and machinery		1,690,012		(487,558)		(217)		1,202,237
Silos		8,613		(6,827)		—		1,786
Warehouses		64,091		(36,764)		—		27,327
Improvements in leaseholds properties		198,725		(100,047)		—		98,678
Construction in progress		143,250		—		—		143,250
Bearer plants		273,679		(30,228)		—		243,451
Balance as of December 31, 2022	Ps.	7,456,503	Ps.	(2,720,889)	Ps.	(5,372)	Ps.	4,730,242

The cost of the tangible assets for own use includes borrowing costs capitalized for Ps. 9,769, at December 31, 2023 and for Ps. 1,921, at December 31, 2022 with a capitalized interest rate (weighted average) of 11.82% and 10.10% respectively.

15.2          Right-of-use assets:

The following tables shows the balance at December 31, 2023 and 2022, by type of asset:

			Accumulated		Carrying
December 31, 2023		Cost	depreciation		amount
Land	Ps.	41,973	Ps.	(8,473)	Ps.	33,500
Buildings		1,627,781		(600,942)		1,026,839
Office equipment and accessories		5,322		(2,400)		2,922
Information technology equipment		126,714		(81,493)		45,221
Vehicles		66,123		(35,235)		30,888
Equipment and machinery		223,434		(102,795)		120,639
Warehouses		159,421		(82,473)		76,948
Balance as of December 31, 2023	Ps.	2,250,768	Ps.	(913,811)	Ps.	1,336,957

			Accumulated		Carrying
December 31, 2022	Cost		depreciation		amount
Land	Ps.	38,876	Ps.	(6,880)	Ps.	31,996
Buildings		1,526,488		(508,092)		1,018,396
Office equipment and accessories		1,882		(745)		1,137
Information technology equipment		122,098		(60,526)		61,572
Vehicles		57,038		(31,484)		25,554
Equipment and machinery		204,044		(91,097)		112,947
Warehouses		145,413		(67,421)		77,992
Balance as of December 31, 2022	Ps.	2,095,839	Ps.	(766,245)	Ps.	1,329,594

15.3          Investment properties

The following table summarizes investment properties as of December 31, 2023 and 2022:

			Accumulated
			adjustments		Carrying
December 31, 2023	Cost		to fair value		amount
Land	Ps.	301,519	Ps.	184,715	Ps.	486,234
Buildings		335,770		84,465		420,235
Balance as of December 31, 2023	Ps.	637,289	Ps.	269,180	Ps.	906,469

			Accumulated
			adjustments		Carrying
December 31, 2022	Cost		to fair value		amount
Land	Ps.	346,398	Ps.	175,866	Ps.	522,264
Buildings		283,155		75,544		358,699
Balance as of December 31, 2022	Ps.	629,553	Ps.	251,410	Ps.	880,963

The following amounts have been recognized in the Consolidated Statement of Income during the years ended on December 31, 2023, 2022 and 2021 in relation to investments properties:

	December 31,		December 31,		December 31,
	2023		2022		2021
Income from rents	Ps.	9,618	Ps.	11,930	Ps.	7,862
Direct operating expenses deriving from property investments which create income from rent		(1,294)		(919)		(1,793)
Direct operating expenses deriving from property investments which do not create income from rent		(13,733)		(6,852)		(5,292)
	Ps.	(5,409)	Ps.	4,159	Ps.	777

15.4          Tangible assets given in operating leases:

The following tables shows the balance at December 31, 2023 and 2022, by type of asset:

			Accumulated		Impairment		Carrying
December 31, 2023	Cost		depreciation		loss		amount
Computing equipment	Ps.	45,873	Ps.	(19,959)	Ps.	—	Ps.	25,914
Vehicles		55,009		(9,335)		—		45,674
Machinery and equipment		28,199		(5,388)		(410)		22,401
Balance as of December 31, 2023	Ps.	129,081	Ps.	(34,682)	Ps.	(410)	Ps.	93,989

			Accumulated		Impairment		Carrying
December 31, 2022	Cost		depreciation		loss		amount
Computing equipment	Ps.	47,094	Ps.	(11,807)	Ps.	—	Ps.	35,287
Vehicles		48,210		(4,240)		—		43,970
Machinery and equipment		5,496		(2,366)		(375)		2,755
Balance as of December 31, 2022	Ps.	100,800	Ps.	(18,413)	Ps.	(375)	Ps.	82,012